Consolidated Statements of Cash Flows	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (3,633,248)	$ (4,673,447)	$ (1,560,535)	$ (1,119,555)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	28,394	36,523	42,185	35,059
Current expected credit loss on account receivables				28,409
Loss on disposal of property and equipment	1,746	2,246
Write-off on inventories	1,345	1,730	5,935
Lease related expenses	(2,960)	(3,807)	(2,112)	106
Foreign exchange loss/ (income)	109,782	141,213	(1,741)	2,484
Equity in net earnings of affiliates	49,249	63,349	51,931	33,788
Change in operating assets and liabilities:
Account receivables	6,337	8,151	24,430	(37,511)
Contract assets				2,488
Other assets and deferred costs	(3,465,133)	(4,457,200)	10,639	(32,122)
Inventories				(1,164)
Accounts payable		(1,177)
Accruals and other payables	(227,140)	(290,994)	123,562	(45,863)
Advance to related parties, net	30,681	39,465	69,725	238,900
Net cash used in operating activities	(7,100,947)	(9,133,948)	(1,235,981)	(894,981)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(45,268)	(58,229)	(21,884)	(67,977)
Net cash used in investing activities	(45,268)	(58,229)	(21,884)	(67,977)
CASH FLOWS FROM FINANCING ACTIVITIES:
Issuance of ordinary shares	13,687,351	17,606,040
Payments of financing costs	(2,043,647)	(2,628,743)	(423,787)	(647,796)
Proceeds from bank loans			200,000
Repayments of bank loans	(42,019)	(54,049)	(23,572)	(20,574)
Advance from/ (repayment to) related parties, net	(2,092,440)	(2,691,506)	1,588,336	1,101,445
Net cash provided by financing activities	9,509,245	12,231,742	1,340,977	433,075
Net change in cash and cash equivalents	2,363,030	3,039,565	83,112	(529,883)
Foreign currency translation	(29,818)	(38,355)	(1,903)	570
Cash and cash equivalents - beginning of year	90,548	116,472	35,263	564,576
Cash and cash equivalents - end of year	2,423,760	3,117,682	116,472	35,263
SUPPLEMENTAL DISCLOSURE OF NON-CASH FINANCING ACTIVITIES:
Cash paid for interest	54,874	70,584	221	727
Unpaid deferred offering costs				$ 242,287